Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 55,641	$ 34,258
Trade receivables, net	19,877	27,252
Other accounts receivables	5,965	8,710
Inventories	88,479	68,785
Total Current Assets	169,962	139,005
Non-Current Assets
Property, plant and equipment, net	28,224	26,157
Right-of-use assets	7,761	2,568
Intangible assets, Goodwill and other long-term assets	140,465	147,072
Contract asset	8,495	7,577
Total Non-Current Assets	184,945	183,374
Total Assets	354,907	322,379
Current Liabilities
Current maturities of bank loans		4,444
Current maturities of lease liabilities	1,384	1,016
Current maturities of other long term liabilities	14,996	29,708
Trade payables	24,804	32,917
Other accounts payables	8,261	7,585
Deferred revenues	148	35
Total Current Liabilities	49,593	75,705
Non-Current Liabilities
Bank loans		12,963
Lease liabilities	7,438	2,177
Contingent consideration	18,855	17,534
Other long-term liabilities	34,379	37,308
Employee benefit liabilities, net	621	672
Total Non-Current Liabilities	61,293	70,654
Shareholder’s Equity
Ordinary shares	15,021	11,734
Additional paid in capital net	265,848	210,495
Capital reserve due to translation to presentation currency	(3,490)	(3,490)
Capital reserve from hedges	140	(88)
Capital reserve from share-based payments	6,427	5,505
Capital reserve from employee benefits	275	348
Accumulated deficit	(40,200)	(48,484)
Total Shareholder’s Equity	244,021	176,020
Total Liabilities and Shareholder’s Equity	$ 354,907	$ 322,379